EQUITY IN NET ASSETS OF NON-CONSOLIDATED INVESTEES (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	Jul. 31, 2008 Bluewater Gandria NV	Jan. 31, 2012 Bluewater Gandria NV Subsequent event	Jan. 18, 2012 Bluewater Gandria NV Subsequent event	Dec. 31, 2011 Egyptian Company for Gas Services S.A.E	Mar. 31, 2006 Egyptian Company for Gas Services S.A.E
Equity method investments acquired:
Percentage of voting interest acquired	50.00%	50.00%	50.00%		50.00%
Purchase of equity method investment	$ 22.0		$ 19.5
Common stock purchased (in shares)					0.5
Common stock purchased, price per share					$ 1
Ownership percentage, equity method investment	50.00%			50.00%	50.00%
Investee capital share amount called				7.5
Cash paid to maintain equity interest				$ 3.75